                                                     REGISTRATION NO. 333-64749
                                                     REGISTRATION NO. 811-07659
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [X]
                        PRE-EFFECTIVE AMENDMENT NO.                  [_]
                      POST-EFFECTIVE AMENDMENT NO. 85                [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                     UNDER
                     THE INVESTMENT COMPANY ACT OF 1940              [X]
                             AMENDMENT NO. 412                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 49
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
       [_]Immediately upon filing pursuant to paragraph (b) of Rule 485
       [_]On (date) pursuant to paragraph (b) of Rule 485.
       [X]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
       [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
       [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 85 ("PEA") to the Form N-4 Registration
Statement No. 333-64749 ("Registration Statement") of AXA Equitable Life
Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Lump Sum Payment Option Supplements.
Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

Supplement dated             , 2017 to current prospectuses dated May 1, 2017 for

•	Accumulator®
•	Accumulator® Elite
•	Accumulator® Plus
•	Accumulator® Select

This Supplement updates certain information in the most recent prospectuses and statements of additional information dated May 1, 2017 (collectively the “Prospectus”) you received. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

This Supplement describes a “new” lump sum payment option (“Guaranteed Benefit Lump Sum Payment”), which is currently available under limited circumstances, as an alternative to receiving periodic cash payments over your lifetime under the Guaranteed minimum income benefit option. Please be advised that electing the Guaranteed Benefit Lump Sum Payment is completely voluntary and you are not required take any action at this time under your contract.

1.	The following is added after the last paragraph under “Guaranteed benefit offers” in “Contract features and benefits”:

Guaranteed Benefit Lump Sum Payment Option

The Guaranteed Benefit Lump Sum Payment option is currently available under limited circumstances. It is available to you if you elected a Guaranteed minimum income benefit (“GMIB”), and the no-lapse guarantee is in effect and your account value falls to zero, either due to a withdrawal that is not an Excess withdrawal or due to a deduction of charges.

We reserve the right to terminate the availability of this option at any time. This option is not available under Rollover TSA contracts.

If your account value falls to zero, as described above, we will send you a letter which will describe the options available to you, including the Guaranteed Benefit Lump Sum Payment option to make your election. In addition, the letter will include the following information:

1.	The Guaranteed Benefit Lump Sum offer is optional;

2.	If no action is taken, you will receive the stream of payments as promised under your contract;

3.	The amount and frequency of the stream of payments;

4.	The amount you would receive if you elect the Guaranteed Benefit Lump Sum offer;

5.	That the amount of the Guaranteed Benefit Lump Sum offer is less than the present value of the stream of payments;

6.	A description of the factors you should consider before accepting the Guaranteed Benefit Lump Sum offer; and

7.	The reason we are making the Guaranteed Benefit Lump Sum offer.

You will have no less than 30 days from the day your account value falls to zero to elect an option. If you elect the Guaranteed Benefit Lump Sum Payment option, you will receive the lump sum amount in a single payment.

If you elect the Guaranteed Benefit Lump Sum Payment, your contract and optional benefits will terminate. If you do not make an election, we will automatically exercise your GMIB by issuing a supplementary annuity contract using the default option described in your contract.

We will determine the Guaranteed Benefit Lump Sum Payment amount as of the day your account value fell to zero. The amount of a Guaranteed Benefit Lump Sum Payment will vary based on the factors described below.

We first determine the contract reserves attributable to your contract using standard actuarial calculations, which is a conservative measurement of present value. In general, the contract reserve is the present value of future benefit payments. In determining your contract reserve, we take into account the following factors:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current annual payment for the GMIB in the form of a single life annuity, adjusted for any outstanding withdrawal charge; and

•	The interest rate at the time your account value fell to zero.

IM-33-18 (9.17)	Cat.#157170 (9.17)
Accumulator ‘04 (Inforce)	450147

The Guaranteed Benefit Lump Sum Payment is calculated based on a percentage of the computed contract reserve. We will use the percentage that is in effect at the time of your election. The percentage will range from 50% to 90% of the contract reserve. If your account value falls to zero, as described above, we will notify you then of the current percentage when we send you the letter describing the options available to you. Your payment will be reduced, as applicable, by any annual payments made under a Customized payment plan or Maximum payment plan since your account value fell to zero. For information on how the Guaranteed Benefit Lump Sum Payment option works under certain hypothetical circumstances, please see Appendix A.

In the event your account falls to zero, as described above, you should evaluate this payment option carefully. If you elect the Guaranteed Benefit Lump Sum Payment option, you would no longer have the ability to receive periodic cash payments over your lifetime under the GMIB. When you purchased your contract you made a determination that the income stream available under the GMIB was important to you based on your personal circumstances. When considering this payment option, you should consider whether you still need the benefits of an ongoing income stream, given your personal and financial circumstances.

In addition, you should consider the following factors:

•	Whether, given your state of health, you believe you are likely to live to enjoy the future income benefits provided by the GMIB; and

•	Whether a lump sum payment is more important to you than a future stream of payments.

In considering the factors above, and any other factors you believe are relevant, you may wish to consult with your financial professional or other advisor.

We believe that offering this payment option could be mutually beneficial to both us and to contract owners whose financial circumstances may have changed since they purchased the contract. If you elect the Guaranteed Benefit Lump Sum Payment option, you would benefit since you would immediately receive a lump sum payment rather than a stream of future payments over your lifetime. We would gain a financial benefit because we anticipate that providing a lump sum payment to you will be less costly to us than paying you periodic cash payments during your lifetime.

If you elect the Guaranteed Benefit Lump Sum Payment option it will be treated as a surrender of the contract and may be taxable. For information on tax consequences, please see the section entitled “Tax information” in the Prospectus.

This payment option may not be available in all states. We may, in the future, suspend or terminate this payment option, or offer this payment option on more or less favorable terms upon advance notice to you.

Accumulator® is issued by and is a registered service mark of AXA Equitable Life Insurance Company.

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2017 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas,

New York, NY 10104

(212) 554-1234

Appendix A

Guaranteed Benefit Lump Sum Payment Option

Hypothetical Illustration

Example 1*. GMIB:

Assume the contract owner is a 75 year old male who elected the GMIB at contract issue. Further assume the GMIB benefit base is $100,000 and the account value fell to zero, either due to a withdrawal that was not an Excess withdrawal or due to a deduction of charges. If the no lapse guarantee remains in effect, the contract owner would receive one of the following:

If the type of Annuity is1:	Then the annual payment amount would be:
A single life annuity	$7,764.13
A single life annuity with a maximum 10-year period certain	$6,406.96
A joint life annuity	$5,675.19
A joint life annuity with a maximum 10-year period certain	$5,561.69
1	These are the only annuity payout options available under the GMIB. Not all annuity payout options are available in all contract series.

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$35,397.46
60%	$42,476.95
70%	$49,556.45
80%	$56,635.94
90%	$63,715.43
*	These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of future projections. The results are for illustrative purposes and are not intended to represent your particular situation. Your guaranteed annual payments or Guaranteed Benefit Lump Sum Payment amount may be higher or lower than the amounts shown.

AXA Equitable Life Insurance Company

Supplement dated             , 2017 to current prospectuses dated May 1, 2017 for

•	Accumulator®
•	Accumulator® Elite
•	Accumulator® Plus
•	Accumulator® Select
•	Accumulator® Series

This Supplement updates certain information in the most recent prospectuses and statements of additional information dated May 1, 2017 (collectively the “Prospectus”) you received. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

This Supplement describes a “new” lump sum payment option (“Guaranteed Benefit Lump Sum Payment”), which is currently available under limited circumstances, as an alternative to receiving periodic cash payments over your lifetime under the Guaranteed minimum income benefit option or taking certain guaranteed withdrawals and keeping a guaranteed death benefit under the Guaranteed withdrawal benefit for life option. Please be advised that electing the Guaranteed Benefit Lump Sum Payment is completely voluntary and you are not required take any action at this time under your contract.

1.	The following is added after the last paragraph under “Guaranteed benefit offers” in “Contract features and benefits”:

Guaranteed Benefit Lump Sum Payment Option

The Guaranteed Benefit Lump Sum Payment option is currently available under the following limited circumstances.

(1)	If you elected a Guaranteed minimum income benefit (“GMIB”), and the no-lapse guarantee is in effect and your account value falls to zero, either due to a withdrawal that is not an Excess withdrawal or due to a deduction of charges;

or

(2)	If you elected a Guaranteed withdrawal benefit for life (“GWBL”) or elected a GMIB that converted to a GWBL, and your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges.

We reserve the right to terminate the availability of this option at any time. This option is not available under Rollover TSA contracts.

If your account value falls to zero, as described above, we will send you a letter which will describe the options available to you, including the Guaranteed Benefit Lump Sum Payment option to make your election. In addition, the letter will include the following information:

1.	The Guaranteed Benefit Lump Sum offer is optional;

2.	If no action is taken, you will receive the stream of payments as promised under your contract;

3.	The amount and frequency of the stream of payments;

4.	The amount you would receive if you elect the Guaranteed Benefit Lump Sum offer;

5.	That the amount of the Guaranteed Benefit Lump Sum offer is less than the present value of the stream of payments;

6.	A description of the factors you should consider before accepting the Guaranteed Benefit Lump Sum offer; and

7.	The reason we are making the Guaranteed Benefit Lump Sum offer.

You will have no less than 30 days from the day your account value falls to zero to elect an option. If you elect the Guaranteed Benefit Lump Sum Payment option, you will receive the lump sum amount in a single payment.

If you elect the Guaranteed Benefit Lump Sum Payment, your contract and optional benefits will terminate. If you do not make an election, we will automatically exercise your GMIB by issuing a supplementary annuity contract using the default option described in your contract. In the case of the GWBL, we will issue you a supplementary life annuity contract and any of the applicable benefits will continue.

We will determine the Guaranteed Benefit Lump Sum Payment amount as of the day your account value fell to zero. The amount of a Guaranteed Benefit Lump Sum Payment will vary based on the factors described below.

IM-34-19 (9.17)	Cat.#157171 (9.17)
Accumulator 6, 7, 8, 9 (Inforce)	450157

We first determine the contract reserves attributable to your contract using standard actuarial calculations, which is a conservative measurement of present value. In general, the contract reserve is the present value of future benefit payments. In determining your contract reserve, we take into account the following factors:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current annual payment for the GMIB, adjusted for any outstanding withdrawal charge or, in the case of the GWBL, the guaranteed annual withdrawal amount, in the form of a single life annuity;

•	The interest rate at the time your account value fell to zero; and

•	Any remaining guaranteed minimum death benefit under the GWBL feature.

The Guaranteed Benefit Lump Sum Payment is calculated based on a percentage of the computed contract reserve. We will use the percentage that is in effect at the time of your election. The percentage will range from 50% to 90% of the contract reserve. If your account value falls to zero, as described above, we will notify you then of the current percentage when we send you the letter describing the options available to you. Your payment will be reduced, as applicable, by any annual payments made under a Customized payment plan or Maximum payment plan since your account value fell to zero. For information on how the Guaranteed Benefit Lump Sum Payment option works under certain hypothetical circumstances, please see Appendix A.

In the event your account falls to zero, as described above, you should evaluate this payment option carefully. If you elect the Guaranteed Benefit Lump Sum Payment option, you would no longer have the ability to receive periodic cash payments over your lifetime under the GMIB and/or the opportunity to take certain guaranteed withdrawals and keep any level of guaranteed death benefit under the GWBL. When you purchased your contract you made a determination that the income stream available under the GMIB or the GWBL was important to you based on your personal circumstances. When considering this payment option, you should consider whether you still need the benefits of an ongoing income stream, given your personal and financial circumstances.

In addition, you should consider the following factors:

•	Whether, given your state of health, you believe you are likely to live to enjoy the future income benefits provided by the GMIB or the GWBL;

•	If you have the GWBL, whether it is important for you to leave a minimum death benefit to your beneficiaries, if still in effect; and

•	Whether a lump sum payment is more important to you than a future stream of payments.

In considering the factors above, and any other factors you believe are relevant, you may wish to consult with your financial professional or other advisor.

We believe that offering this payment option could be mutually beneficial to both us and to contract owners whose financial circumstances may have changed since they purchased the contract. If you elect the Guaranteed Benefit Lump Sum Payment option, you would benefit since you would immediately receive a lump sum payment rather than a stream of future payments over your lifetime. We would gain a financial benefit because we anticipate that providing a lump sum payment to you will be less costly to us than paying you periodic cash payments during your lifetime.

If you elect the Guaranteed Benefit Lump Sum Payment option it will be treated as a surrender of the contract and may be taxable. For information on tax consequences, please see the section entitled “Tax information” in the Prospectus.

This payment option may not be available in all states. We may, in the future, suspend or terminate this payment option, or offer this payment option on more or less favorable terms upon advance notice to you.

Accumulator® is issued by and is a registered service mark of AXA Equitable Life Insurance Company.

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2017 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas,

New York, NY 10104

(212) 554-1234

Appendix A

Guaranteed Benefit Lump Sum Payment Option

Hypothetical Illustrations

Example 1*. GMIB

Assume the contract owner is a 75 year old male who elected the GMIB at contract issue. Further assume the GMIB benefit base is $100,000 and the account value fell to zero, either due to a withdrawal that was not an Excess withdrawal or due to a deduction of charges. If the no lapse guarantee remains in effect, the contract owner would receive one of the following:

If the type of Annuity is1:	Then the annual payment amount would be:
A single life annuity	$7,764.13
A single life annuity with a maximum 10-year period certain	$6,406.96
A joint life annuity	$5,675.19
A joint life annuity with a maximum 10-year period certain	$5,561.69
1	These are the only annuity payout options available under the GMIB. Not all annuity payout options are available in all contract series.

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$35,397.46
60%	$42,476.95
70%	$49,556.45
80%	$56,635.94
90%	$63,715.43

Example 2*. GWBL — with no guaranteed minimum or enhanced death benefit

Assume the contract owner is a 75 year old male who elected the GWBL at contract issue. Also assume the contract has no guaranteed minimum or enhanced death benefit. Further assume the GWBL benefit base is $100,000 and the account value fell to zero, either due to a withdrawal that was not an Excess withdrawal or due to a deduction of charges. The contract owner would receive one the following:

If the Applicable percentage is:	Then the Guaranteed annual withdrawal amount (GAWA) would be:
4.0%	$4,000.00
5.0%	$5,000.00
6.0%	$6,000.00

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	And the GAWA is $4,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $5,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $6,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$19,025.75	$23,782.19	$28,538.63
60%	$22,830.90	$28,538.63	$34,246.36
70%	$26,636.05	$33,295.07	$39,954.08
80%	$30,441.20	$38,051.51	$45,661.81
90%	$34,246.36	$42,807.94	$51,369.53

Example 3*. GWBL — with a guaranteed minimum or enhanced death benefit

Assume the same facts in Example 2 above; except that the contract includes a $100,000 guaranteed minimum or enhanced death benefit at the time the account value fell to zero.

If the Applicable percentage is:	Then the Guaranteed annual withdrawal amount (GAWA) would be:
4.0%	$4,000.00
5.0%	$5,000.00
6.0%	$6,000.00

In the alternative, the contract owner may elect to receive the Guaranteed Benefit Lump Sum Payment. The Guaranteed Benefit Lump Sum Payment would be equal to the following:

If the percentage of computed contract reserve is:	And the GAWA is $4,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $5,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:	And the GAWA is $6,000: Then the Guaranteed Benefit Lump Sum Payment Amount would be:
50%	$31,602.39	$35,561.38	$39,341.92
60%	$37,922.87	$42,673.65	$47,210.30
70%	$44,243.34	$49,785.93	$55,078.69
80%	$50,563.82	$56,898.20	$62,947.07
90%	$56,884.30	$64,010.48	$70,815.46
*	These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of future projections. Examples 2 and 3 do not reflect GAWA payments made on a joint life basis. GAWA Payments made on a joint life basis would be lower. In addition, Examples 2 and 3 do not reflect reductions for any annual payments under a Customized payment plan or Maximum payment plan made since the account value fell to zero. The results are for illustrative purposes and are not intended to represent your particular situation. Your guaranteed annual payments or Guaranteed Benefit Lump Sum Payment amount may be higher or lower than the amounts shown.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a) The following Financial Statements are included in Part B of the
              Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 49 are included in the Statement of
              Additional Information.

          (b) Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

          1.  Board of Directors Resolutions.

              Resolutions of the Board of Directors of Equitable Life Assurance
              Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to exhibit (1) to the Registration Statement No. 333-05593 on
              June 10, 1996.

          2.  Custodial Agreements. Not Applicable.

          3.  Underwriting Contracts.

              (a)           Distribution Agreement, dated as of January 1, 1998
                            by and between The Equitable Life Assurance Society
                            of the United States for itself and as depositor on
                            behalf of the Equitable Life separate accounts and
                            Equitable Distributors, Inc., incorporated herein
                            by reference to the Registration Statement filed on
                            Form N-4 (File No. 333-64749) filed on August 5,
                            2011.

              (a)(i)        First Amendment dated as of January 1, 2001 to the
                            Distribution Agreement dated as of January 1, 1998
                            between The Equitable Life Assurance Society of the
                            United States for itself and as depositor on behalf
                            of the Equitable Life separate accounts and
                            Equitable Distributors, Inc., incorporated herein
                            by reference to the Registration Statement filed on
                            Form N-4 (File No. 333-127445) filed on August 11,
                            2005.

              (a)(ii)       Second Amendment dated as of January 1, 2012 to the
                            Distribution Agreement dated as of January 1, 1998
                            between AXA Equitable Life Insurance Company and
                            AXA Distributors, LLC, incorporated herein by
                            reference to the Registration Statement filed on
                            Form N-4 (File No. 333-05593) filed on
                            April 24, 2012.

              (a)(iii)      Third Amendment dated as of November 1, 2014 to the
                            Distribution Agreement dated as of January 1, 1998
                            between AXA Equitable Life Insurance Company and
                            AXA Distributors, LLC, incorporated herein by
                            reference to the Registration Statement filed on
                            Form N-4 (File No. 2-30070 filed on April 19, 2016.

              (b)           Distribution Agreement for services by The
                            Equitable Life Assurance Society of the United
                            States to AXA Network, LLC and its subsidiaries
                            dated January 1, 2000 previously filed with this
                            Registration Statement (File No. 333-64749) on
                            April 19, 2001.

              (c)           Transition Agreement for services by AXA Network,
                            LLC and its subsidiaries to The Equitable Life
                            Assurance Society of the United States dated
                            January 1, 2000 previously filed with this
                            Registration Statement (File No. 333-64749) on
                            April 19, 2001.

              (d)           General Agent Sales Agreement dated January 1,
                            2000, between The Equitable Life Assurance Society
                            of the United States and AXA Network, LLC and its
                            subsidiaries, previously filed with Registration
                            Statement (File No. 2-30070) on April 19, 2004, and
                            incorporated herein by reference.

              (d)(i)        First Amendment dated as of January 1, 2003 to
                            General Agent Sales Agreement dated January 1,
                            2000, between The Equitable Life Assurance Society
                            of the United States and AXA Network, LLC and its
                            subsidiaries, incorporated herein by reference to
                            Registration Statement on Form N-4 (File
                            No. 333-05593) on April 24, 2012.

              (d)(ii)       Second Amendment dated as of January 1, 2004 to
                            General Agent Sales Agreement dated January 1,
                            2000, between The Equitable Life Assurance Society
                            of the United States and AXA Network, LLC and its
                            subsidiaries incorporated herein by reference to
                            Registration Statement on Form N-4
                            (File No.333-05593) on April 24, 2012.

              (d)(iii)      Third Amendment dated as of July 19, 2004 to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life
                            Assurance Society of the United States and AXA
                            Network, LLC and its subsidiaries incorporated
                            herein by reference to Registration Statement on
                            Form N-4 (File No. 333-127445), filed on August 11,
                            2005.

              (d)(iv)       Fourth Amendment dated as of November 1, 2004 to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life
                            Assurance Society of the United States and AXA
                            Network, LLC and its subsidiaries incorporated
                            herein by reference to Registration Statement on
                            Form N-4 (File No. 333-127445), filed on August 11,
                            2005.

              (d)(v)        Fifth Amendment dated as of November 1, 2006, to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life
                            Assurance Society of the United States and AXA
                            Network, LLC and its subsidiaries incorporated
                            herein by reference to Registration Statement on
                            Form N-4 (File No. 333-05593), filed on
                            April 24, 2012.

              (d)(vi)       Sixth Amendment dated as of February 15, 2008, to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life
                            Insurance Company (formerly known as The Equitable
                            Life Assurance Society of the United States) and
                            AXA Network, LLC and its subsidiaries, incorporated
                            herein by reference to Registration Statement on
                            Form N-4 (File No. 333-05593), filed on April 24,
                            2012.

              (d)(vii)      Seventh Amendment dated as of February 15, 2008, to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life
                            Insurance Company (formerly known as The Equitable
                            Life Assurance Society of the United States) and
                            AXA Network, LLC and its subsidiaries, incorporated
                            herein by reference to Registration Statement on
                            Form N-4 (File No. 2-30070) to Exhibit 3(r), filed
                            on April 20, 2009.

              (d)(viii)     Eighth Amendment dated as of November 1, 2008, to
                            General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life
                            Insurance Company (formerly known as The Equitable
                            Life Assurance Society of the United States) and
                            AXA Network, LLC and its subsidiaries, incorporated
                            herein by reference to Registration Statement on
                            Form N-4 (File No. 2-30070) to Exhibit 3(s), filed
                            on April 20, 2009.

              (d)(ix)       Ninth Amendment dated as of November 1, 2011 to
                            General Agent Sales Agreement dated as of
                             January 1, 2000 by and between AXA
                            Life Insurance Company (formerly known as The
                            Equitable Life Assurance Society of the
                             United States) and AXA Network, LLC
                            and its subsidiaries, incorporated herein by
                            reference to the Registration Statement filed on
                            Form N-4 (File No. 333-05593) filed on April 24,
                            2012.

              (d)(x)        Tenth Amendment dated as of November 1, 2013, to
                            General Agent Sales Agreement dated as of
                             January 1, 2000, by and between AXA
                            Equitable Life Insurance Company (formerly known as
                            The Equitable Life Assurance Society of the
                             United States) and AXA Network, \LLC
                            and its subsidiaries, incorporated herein by
                            reference to Registration Statement on Form N-4
                            (File No. 333-178750) filed on October 16, 2014.

              (d)(xi)       Eleventh Amendment dated as of November 1, 2013, to
                            General Agent Sales Agreement dated as of
                             January 1, 2000, by and between AXA
                            Equitable Life Insurance Company (formerly known as
                            The Equitable Life Assurance Society of the
                             United States) and AXA Network, LLC
                            and its subsidiaries, incorporated herein by
                            reference to Registration Statement on Form N-4
                            (File No. 333-178750) filed on October 16, 2014.

              (d)(xii)      Twelfth Amendment dated as of November 1, 2013, to
                            General Agent Sales Agreement dated as of
                             January 1, 2000, by and between AXA
                            Equitable Life Insurance Company (formerly known as
                            The Equitable Life Assurance Society of the
                             United States) and AXA Network, LLC
                            and its subsidiaries, incorporated herein by
                            reference to Registration Statement on Form N-4
                            (File No. 333-178750) filed on October 16, 2014.

              (d)(xiii)     Thirteenth Amendment dated as of October 1, 2014 to
                            General Agent Sales Agreement dated as of January
                            1, 2000, by and between AXA Equitable Life
                            Insurance Company (formerly known as The Equitable
                            Life Assurance Society of the
                             United States) and AXA Network, LLC
                            and its subsidiaries, incorporated herein by
                            reference to the Registration Statement on Form N-4
                            (File No. 333-202147), filed on September 9, 2015.

              (d)(xiv)      Fourteenth Amendment dated as of August 1, 2015 to
                            General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life
                            Insurance Company (formerly known as The Equitable
                            Life Assurance Society of the United States) and
                            AXA Network, LLC and its subsidiaries, incorporated
                            herein by reference to this Registration Statement
                            on Form N-4 (File No. 2-30070), filed on April 19,
                            2016.

              (d)(xv)       Sixteenth Amendment dated May 1, 2016 to the
                            General Agent Sales Agreement dated as of January
                            1, 2000 by and between AXA Equitable Life Insurance
                            Company, (formerly known as The Equitable Life
                            Assurance Society of the United States) and AXA
                            Network, LLC, incorporated herein by reference to
                            Registration Statement on Form N-4 (File No.
                            2-30070) filed on April 18, 2017.

              (e)           Form of Brokerage General Agent Sales Agreement
                            with Schedule and Amendment to Brokerage General
                            Agent Sales Agreement among [Brokerage General
                            Agent] and AXA Distributors, LLC, AXA Distributors
                            Insurance Agency, LLC, AXA Distributors Insurance
                            Agency of Alabama, LLC, and AXA Distributors
                            Insurance Agency of Massachusetts, LLC,
                            incorporated herein by reference to
                             Exhibit No. 3.(i) to Registration Statement
                             (File No. 333-05593) on Form N-4,
                            filed on April 20, 2005.

              (f)           Form of Wholesale Broker-Dealer Supervisory and
                            Sales Agreement among [Broker-Dealer] and AXA
                            Distributors, LLC, incorporated herein by reference
                            to Exhibit No. 3.(j) to Registration Statement
                            (File No. 333-05593) on Form N-4, filed on
                             April 20, 2005.

                                      C-2

          4.  Contracts. (Including Riders and Endorsements)

              (a)           Form of group annuity contract no. 1050-94IC,
                            incorporated herein by reference to Exhibit 4(a) to
                            the Registration Statement on Form N-4 (File No.
                            33-83750), filed February 27, 1998.

              (b)           Forms of group annuity certificate nos. 94ICA and
                            94ICB, incorporated herein by reference to Exhibit
                            4(b) to the Registration Statement on Form N-4
                            (File No. 33-83750), filed February 27, 1998.

              (c)           Forms of data pages for Accumulator-IRA and
                            Accumulator-NQ, incorporated herein by reference to
                            Exhibit 4(m) to Registration Statement No.
                            333-05593 filed December 31, 1997.

                                      C-3

              (d)           Forms of endorsement nos. 94ENIRAI, 94ENNQI and
                            94ENMVAI to contract no. 1050-94IC and data pages
                            nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein
                            by reference to Exhibit 4(c) to the Registration
                            Statement on Form N-4 (File No. 33-83750), filed
                            February 27, 1998.

              (e)           Form of Guaranteed Minimum Income Benefit
                            Endorsement to Contract Form No. 10-50-94IC and the
                            Certificates under the Contract, incorporated
                            herein by reference to Exhibit 4(h) to the
                            Registration Statement on Form N-4 (File
                            No. 33-83750), filed April 23, 1996.

              (f)           Form of endorsement No. 98ENJONQI to Contract Form
                            No. 1050-94IC and the Certificates under the
                            Contract, incorporated herein by reference to
                            Exhibit 4(n) to Registration Statement
                            No. 333-05593 filed December 31, 1997.

              (g)           Form of endorsement No. 98Roth to Contract Form
                            No. 1050-94IC and the Certificates under the
                            Contract, incorporated herein by reference to
                            Exhibit 4(o) to Registration Statement
                            No. 333-05593 filed December 31, 1997.

              (h)           Form of Custodial Owned Roth IRA endorsement no.
                            98COROTH to Contract No. 1050-94IC, incorporated
                            herein by reference to Exhibit 4(p) to Registration
                            Statement No. 333-05593, filed May 1, 1998.

              (i)           Form of Defined Benefit endorsement no. 98ENDBQPI
                            to Contract No. 1050-94IC, incorporated herein by
                            reference to Exhibit 4(j) to the Registration
                            Statement on Form N-4 (File No. 333-31131), filed
                            May 1, 1998.

              (j)           Form of endorsement for Extra Credit Annuity
                            No. 98ECENDI and Data Pages 94ICA/B, previously
                            filed with this Registration Statement File
                            No. 333-64749 on September 30, 1998.

              (k)           Form of endorsement applicable to Defined
                            Contribution Qualified Plan Certificates No.
                            97ENQPI and Data Pages 94ICA/B, previously filed
                            with this Registration Statement File No. 333-64749
                            on September 30, 1998.

              (l)           Form of data pages for Equitable Accumulator plus
                            TSA, previously filed with this Registration
                            Statement, File No. 333-64749 on Form N-4, filed on
                            December 28, 1999.

              (m)           Form of Endorsement applicable to TSA Certificates,
                            incorporated by reference to Exhibit No. 4(t) to
                            Registration Statement File No. 333-05593 on Form
                            N-4, filed May 22, 1998.

              (n)           Form of endorsement for Beneficiary Continuation
                            Option Form No. 2000 ENIRAI-IM, applicable to IRA
                            Certificates, previously filed with this
                            Registration Statement File No. 333-05593 on
                            April 25, 2000.

              (o)           Form of Endorsement applicable to Roth IRA
                            Contracts, Form No. 1M-ROTHBCO-1 previously filed
                            with this Registration Statement File No. 333-64749
                            on April 25, 2001.

              (p)           Revised Form of Endorsement applicable to IRA
                            certificates, Form No. 2000ENIRAI-IM previously
                            filed with this Registration Statement File
                            No. 333-64749 on April 25, 2001.

              (q)           Form of Endorsement applicable to Non-Qualified
                            Certificates Form No. 99ENNQ-G previously filed
                            with this Registration Statement File No. 333-64749
                            on April 25, 2001.

              (r)           Form of Endorsement applicable to credits applied
                            to annuity account value previously filed with this
                            Registration Statement File No. 333-64749 on
                            April 25, 2001.

              (s)           Form of Optional Death Benefit Rider, Form No. 2000
                            PPDB previously filed with this Registration
                            Statement File No. 333-64749 on April 25, 2001.

              (t)           Form of data pages for Equitable Accumulator Plus
                            Rollover IRA (revised), Roth Conversion IRA, NQ
                            (revised), QP-Defined Contribution, QP-Defined
                            Benefit, TSA (revised) previously filed with this
                            Registration Statement File No. 333-64749 on
                            April 25, 2001.

                                      C-4

              (u)           Form of amendment to Certificate Form No. 941CB,
                            Form No. 2000 BENE-G previously filed with this
                            Registration Statement File No. 333-64749 on
                            April 25, 2001.

              (v)           Form of Endorsement (No. 2001 ENJONQ) applicable to
                            Non-Qualified Certificates previously filed with
                            this Registration Statement File No. 333-64749 on
                            April 25, 2001.

              (w)           Form of Data Pages for Accumulator Plus, Form
                            No. 94ICA/B, previously filed with this
                            Registration Statement File No. 333-64749 on
                            December 20, 2001.

              (x)           Form of Data Pages, Form No. 94ICA/B, previously
                            filed with this Registration Statement File
                            No. 333-64749 on December 20, 2001.

              (y)           Form of Endorsement applicable to Fixed Maturity
                            Options, Form No. 2002FMO, previously filed with
                            this Registration Statement File No. 333-64749 on
                            December 20, 2001.

              (z)           Form of Optional Death Benefit Rider, Form
                            No. 2002PPDB, previously filed with this
                            Registration Statement File No. 333-64749 on
                            December 20, 2001.

              (a)(a)        Form of Guaranteed Minimum Income Benefit Rider,
                            Form No. 2002GMIB, previously filed with this
                            Registration Statement File No. 333-64749 on
                            December 20, 2001.

              (b)(b)        Form of Guaranteed Minimum Death Benefit Rider,
                            Form No. 2002GMDB-6% or AR, previously filed with
                            this Registration Statement File No. 333-64749 on
                            December 20, 2001.

              (c)(c)        Form of Guaranteed Minimum Death Benefit Rider,
                            Form No. 2002GMDB-6% Rollup, previously filed with
                            this Registration Statement File No. 333-64749 on
                            December 20, 2001.

              (d)(d)        Form of Guaranteed Death Benefit Rider, Form
                            No. 2002GMDB-AR, previously filed with this
                            Registration Statement File No. 333-64749 on
                            December 20, 2001.

              (e)(e)        Form of Data Page for Accumulator Plus, Form
                            No. 2002DPPPlus previously filed with this
                            Registration Statement (File No. 333-64749), on
                            March 8, 2002.

              (f)(f)        Form of Data Pages, Form No. 2002DP incorporated
                            herein by reference to Exhibit 4(j)(j) to the
                            Registration Statement (File No. 333-31131), filed
                            March 8, 2002.

              (g)(g)        Form of Endorsement for Accumulator Form No.
                            2002EGTRRA incorporated herein by reference to
                            Exhibit 4(k)(k) to the Registration Statement (File
                            No. 333-31131), filed March 8, 2002.

              (h)(h)        Form of Endorsement applicable to fixed maturity
                            options, Form No. 2002FMO incorporated herein by
                            reference to Exhibit 4(m)(m) to the Registration
                            Statement (File No. 333-31131), filed March 8, 2002.

              (i)(i)        Form of Protection Plus Optional Death Benefit
                            Rider, Form No. 2002PPDB incorporated herein by
                            reference to Exhibit 4(n)(n) to the Registration
                            Statement (File No. 333-31131), filed March 8, 2002.

              (j)(j)        Form of Guaranteed Minimum Death Benefit Rider,
                            Form No. 2002MDB-6% or AR Rollup incorporated
                            herein by reference to Exhibit 4(o)(o) to the
                            Registration Statement (File No. 333-31131), filed
                            March 8, 2002.

              (k)(k)        Form of Guaranteed Minimum Death Benefit Rider,
                            Form No. 2002GMDB-6%Rollup, incorporated herein by
                            reference to Exhibit No. 4(p)(p) to the
                            Registration Statement (File No. 333-31131), filed
                            March 8, 2002.

              (l)(l)        Form of Guaranteed Minimum Death Benefit Rider,
                            Form No. 2002GMDB-AR, incorporated herein by
                            reference to Exhibit 4(q)(q) to the Registration
                            Statement (File No. 333-31131), filed March 8, 2002.

              (m)(m)        Form of Guaranteed Minimum Death Benefit Rider,
                            Form No. 2002GMIB-6%Rollup, incorporated herein by
                            reference to Exhibit 4(r)(r) to the Registration
                            Statement (File No. 333-31131), filed March 8, 2002.

              (n)(n)        Form of Guaranteed Minimum Death Benefit Rider,
                            Form No. 2002GMIB, incorporated herein by reference
                            to Exhibit 4(s)(s) to the

                                      C-5

                            Registration Statement (File No. 333-31131), filed
                            March 8, 2002.

              (o)(o)        Form of Endorsement (No. 2002 NQBCO) applicable to
                            non-qualified contract/certificates with
                            beneficiary continuation option, incorporated
                            herein by reference to Exhibit No. 4(a)(c) to the
                            Registration Statement (File No. 333-05593) filed
                            on April 23, 2003.

              (p)(p)        Form of Guaranteed Minimum Death Benefit Rider (No.
                            2002 GMDB-6% Rollup), annual ratchet to age 85,
                            incorporated herein by reference to Exhibit
                            No. 4(a)(d) to the Registration Statement (File
                            No. 333-05593) filed on April 23, 2003.

              (q)(q)        Form of Guaranteed Minimum Death Benefit Rider (No.
                            2002 GMDB-6% Rollup), [6%] Rollup to age 85,
                            incorporated herein by reference to Exhibit
                            No. 4(a)(e) to the Registration Statement (File
                            No. 333-05593) filed on April 23, 2003.

              (r)(r)        Form of Guaranteed Minimum Death Benefit Rider (No.
                            2002 GMDB-6% or AR) greater of [6%] Rollup to Age
                            [85] GMDB or Annual Ratchet to age [85] GMDB,
                            incorporated herein by reference to Exhibit
                            No. 4(a)(f) to the Registration Statement (File
                            No. 333-05593) filed on April 23, 2003.

              (s)(s)        Form of Guaranteed Minimum Income Benefit Rider
                            (also known as the Living Benefit), (No. 2002
                            GMIB), incorporated herein by reference to Exhibit
                            No. 4(a)(g) to the Registration Statement (File
                            No. 333-05593) filed on April 23, 2003.

              (t)(t)        Form of Protection Plus Optional Death Benefit
                            Rider (No. 2002 PPDB), incorporated herein by
                            reference to Exhibit No. 4(a)(h) to the
                            Registration Statement (File No. 333-05593) filed
                            on April 23, 2003.

              (u)(u)        Form of Guaranteed Minimum Death Benefit ("GMDB")
                            Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup
                            to age [85] GMDB or Annual Ratchet to Age [85]
                            GMDB, incorporated herein by reference to Exhibit
                            4(a)(i) to the Registration Statement (File
                            No. 333-05593) filed on May 8, 2003.

              (v)(v)        Form of Guaranteed Minimum Death Benefit ("GMDB")
                            Rider (No. 2003 GMDB-AR) Annual Ratchet to Age
                            [85], incorporated herein by reference to Exhibit
                            4(a)(j) to the Registration Statement (File
                            No. 333-05593) filed on May 8, 2003.

              (w)(w)        Form of Guaranteed Minimum Income Benefit ("GMIB")
                            Rider (No. 2003 GMIB) (also known as the Living
                            Benefit), incorporated herein by reference to
                            Exhibit 4(a)(k) to the Registration Statement (File
                            No. 333-05593) filed on May 8, 2003.

              (x)(x)        Form of Protection Plus Optional Death Benefit
                            Rider (No. 2003PPDB), incorporated herein by
                            reference to Exhibit 4(a)(l) to the Registration
                            Statement (File No. 333-05593) filed on May 8, 2003.

              (y)(y)        Form of Enhanced Guaranteed Principal Benefit
                            ("Enhanced GPB") Rider (No. 2003 GPB), incorporated
                            herein by reference to Exhibit 4(a)(m) to the
                            Registration Statement (File No. 333-05593) filed
                            on May 8, 2003.

              (z)(z)        Form of Spousal Protection Rider applicable to
                            [Non-Qualified][Certificate/Contract]s (No. 2003
                            SPPRO), incorporated herein by reference to Exhibit
                            4(a)(n) to the Registration Statement (File
                            No. 333-05593) filed on May 8, 2003.

              (a)(a)(a)     Form of Data Pages (No. 2003 DPTOBCO), incorporated
                            herein by reference to Exhibit 4(a)(o) to the
                            Registration Statement (File No. 333-05593) filed
                            on May 8, 2003.

              (b)(b)(b)     Form of Data Pages (No. 2003DP), incorporated
                            herein by reference to Exhibit 4(a)(p) to the
                            Registration Statement (File No. 333-05593) filed
                            on May 8, 2003.

              (c)(c)(c)     Form of Data Pages (No. 2003DPPlus) previously
                            filed with this Registration Statement File
                            No. 333-64749 filed on May 8, 2003.

              (d)(d)(d)     Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                            (No. 2004 GWB-A), incorporated by reference to
                            Exhibit No. 4(a)(r) to Registration Statement File
                            No. 333-05593, filed May 3, 2004.

                                      C-6

              (e)(e)(e)     Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                            (No. 2004 GWB-B), incorporated by reference to
                            Exhibit No. 4(a)(s) to Registration Statement File
                            No. 333-05593, filed May 3, 2004.

              (f)(f)(f)     Form of Data Pages (2004DPGWB), incorporated by
                            reference to Exhibit No. 4(a)(t) to Registration
                            Statement File No. 333-05593, filed May 3, 2004.

              (g)(g)(g)     Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                            [also known as "Principal Protector"] (2004GWB-A
                            (rev 2/05)) incorporated herein by reference to
                            Exhibit 4(a)(u) to Registration Statement (File
                            No. 333-05593) on Form N-4, filed April 20, 2005.

              (h)(h)(h)     Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                            [also known as "Principal Protector"] (2004GWB-B
                            (rev 2/05)) incorporated herein by reference to
                            Exhibit 4(a)(v) to Registration Statement (File
                            No. 333-05593) on Form N-4, filed April 20, 2005.

              (i)(i)(i)     Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                            [also known as "Principal Protector"] (2004GWB-A1
                            (rev 2/05)) incorporated herein by reference to
                            Exhibit 4(a)(w) to Registration Statement (File
                            No. 333-05593) on Form N-4, filed April 20, 2005.

              (j)(j)(j)     Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                            [also known as "Principal Protector"] (2004GWB-B1
                            (rev 2/05)) incorporated herein by reference to
                            Exhibit 4(a)(x) to Registration Statement (File
                            No. 333-05593) on Form N-4, filed April 20, 2005.

              (k)(k)(k)     Form of Change of Ownership Endorsement (2004COO),
                            incorporated herein by reference to Exhibit 4(a)(y)
                            to Registration Statement (File No. 333-05593) on
                            Form N-4, filed April 20, 2005.

              (l)(l)(l)     Form of Endorsement Applicable to TSA Contracts
                            (2004TSA) incorporated herein by reference to
                            Exhibit 4(a)(z) to Registration Statement (File
                            No. 333-05593) on Form N-4, filed April 20, 2005.

              (m)(m)(m)     Form of Guaranteed Minimum Income Benefit ("GMIB")
                            Rider (No. 2003 GMIB revised 11/05 NLG) (also known
                            as the Living Benefit) incorporated herein by
                            reference to Exhibit 4.(a)(a)(a) to Registration
                            Statement File No. 333-05593 on Form N-4, filed on
                            October 14, 2005.

              (n)(n)(n)     Form of Guaranteed Minimum Income Benefit ("GMIB")
                            Rider (No. 2003 GMIB revised 11/05 OPR) (also known
                            as the Living Benefit) incorporated herein by
                            reference to Exhibit 4.(b)(b)(b) to Registration
                            Statement File No. 333-05593 on Form N-4, filed on
                            October 14, 2005.

              (o)(o)(o)     Form of Guaranteed Minimum Death Benefit ("GMDB")
                            Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of
                            6% Roll up to Age 85 GMDB or Annual Ratchet to Age
                            85 GMDB) incorporated herein by reference to
                            Exhibit 4.(c)(c)(c) to Registration Statement File
                            No. 333-05593 on Form N-4, filed on October 14,
                            2005.

              (p)(p)(p)     Form of endorsement, No. 2005TRBNS, previously
                            filed with this Registration Statement File
                            No. 333-64749 on April 20, 2006.

              (q)(q)(q)     Form of flexible premium deferred fixed and
                            variable annuity contract No. 2006BASE-I-B,
                            incorporated herein by reference to Exhibit 4.
                            (d)(d)(d) to the Registration Statement (File
                            No. 333-05593), filed June 14, 2006.

              (r)(r)(r)     Form of flexible premium deferred fixed and
                            variable annuity contract No. 2006BASE-I-A,
                            incorporated herein by reference to Exhibit 4.
                            (e)(e)(e) to the Registration Statement (File
                            No. 333-05593), filed June 14, 2006.

              (s)(s)(s)     Form of Data Page No. 2006GWB DP, incorporated
                            herein by reference to Exhibit 4. (f)(f)(f) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (t)(t)(t)     Form of Data Page No. 2006DP, incorporated herein
                            by reference to Exhibit 4. (g)(g)(g) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (u)(u)(u)     Form of Endorsement No. 2006TSA-GWB, incorporated
                            herein by reference to Exhibit 4. (i)(i)(i) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (v)(v)(v)     Form of Endorsement No. 2006CRT, incorporated

                                      C-7

                            herein by reference to Exhibit 4. (j)(j)(j) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (w)(w)(w)     Form of Endorsement No. 2006FMO, incorporated
                            herein by reference to Exhibit 4. (k)(k)(k) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (x)(x)(x)     Form of Endorsement No. 2006IRA-ACC, incorporated
                            herein by reference to Exhibit 4. (l)(l)(l) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (y)(y)(y)     Form of Endorsement No. 2006IRA-GWB, incorporated
                            herein by reference to Exhibit 4. (m)(m)(m) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (z)(z)(z)     Form of Endorsement No. 2006NQ-ACC, incorporated
                            herein by reference to Exhibit 4. (n)(n)(n) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(b)     Form of Endorsement No. 2006NQ-GWB, incorporated
                            herein by reference to Exhibit 4. (o)(o)(o) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(c)     Form of Endorsement No. 2006QP-ACC, incorporated
                            herein by reference to Exhibit 4. (p)(p)(p) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(d)     Form of Endorsement No. 2006QP-GWB, incorporated
                            herein by reference to Exhibit 4. (q)(q)(q) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(e)     Form of Endorsement No. 2006ROTH-ACC, incorporated
                            herein by reference to Exhibit 4. (r)(r)(r) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(f)     Form of Endorsement No. 2006ROTH-GWB, incorporated
                            herein by reference to Exhibit 4. (s)(s)(s) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(g)     Form of Endorsement No. 2006TSA-ACC, incorporated
                            herein by reference to Exhibit 4. (t)(t)(t) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(h)     Form of Rider No. 2006GWB, incorporated herein by
                            reference to Exhibit 4. (w)(w)(w) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(i)     Form of Rider No. 2006EEB, incorporated herein by
                            reference to Exhibit 4. (x)(x)(x) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(j)     Form of Rider No. 2006GMAB, incorporated herein by
                            reference to Exhibit 4. (y)(y)(y) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(k)     Form of Rider No. 2006GMDB-AR, incorporated herein
                            by reference to Exhibit 4. (z)(z)(z) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(l)     Form of Rider No. 2006GMDB-GR, incorporated herein
                            by reference to Exhibit 4. (a)(a)(b) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(m)     Form of Rider No. 2006GMDBOPR, incorporated herein
                            by reference to Exhibit 4. (a)(a)(c) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(n)     Form of Rider No. 2006GMIB, incorporated herein by
                            reference to Exhibit 4. (a)(a)(d) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(o)     Form of Rider No. 2006GMIBOPR, incorporated herein
                            by reference to Exhibit 4. (a)(a)(e) to the
                            Registration Statement (File No. 333-05593), filed
                            June 14, 2006.

              (a)(a)(p)     Form of Data Page No. 2006DPPlus, previously filed
                            with this Registration Statement File
                            No. 333-64749, filed June 15, 2006.

              (a)(a)(q)     Form of Endorsement No. 2006TRBNS, previously filed
                            with this Registration Statement File
                            No. 333-64749, filed June 15, 2006.

              (a)(a)(r)     Form of Contract for Individual Fixed and Variable
                            Annuity (2007DPPlus). Filed with this Registration
                            Statement File No. 333-64749 on May 15, 2007.

              (a)(a)(s)     Form of Endorsement for Individual Fixed and

                                      C-8

                            Variable Annuity (2007MMDCA). Filed with this
                            Registration Statement File No. 333-64749 on
                            May 15, 2007.

              (a)(a)(t)     Form of Data Page for Individual Fixed and Variable
                            Annuity (2007DP), incorporated herein by reference
                            to Exhibit 4 (a)(a)(g) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(a)(u)     Form of Data Page for Individual Fixed and Variable
                            Annuity (2007GWBL DP), incorporated herein by
                            reference to Exhibit 4(a)(a)(h) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(a)(v)     Form of Data Page for Individual Fixed and Variable
                            Annuity (2007DPTOBCO), incorporated herein by
                            reference to Exhibit 4(a)(a)(i) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(a)(w)     Form of Rider for Individual Fixed and Variable
                            Annuity (2007GMIB), incorporated herein by
                            reference to Exhibit 4(a)(a)(n) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(a)(x)     Form of Rider for Individual Fixed and Variable
                            Annuity (2007GMIBOPR), incorporated herein by
                            reference to Exhibit 4(a)(a)(o) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(a)(y)     Form of Rider for Individual Fixed and Variable
                            Annuity (2007GMIBOPR-R), incorporated herein by
                            reference to Exhibit 4(a)(a)(p) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(a)(z)     Form of Rider for Individual Fixed and Variable
                            Annuity (2007GMDB-GR-6), incorporated herein by
                            reference to Exhibit 4(a)(a)(q) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(b)(a)     Form of Rider for Individual Fixed and Variable
                            Annuity (2007GMDB-GR-3), incorporated herein by
                            reference to Exhibit 4(a)(a)(r) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(b)(c)     Form of Rider for Individual Fixed and Variable
                            Annuity (2007GMDBOPR), incorporated herein by
                            reference to Exhibit 4(a)(a)(s) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(b)(d)     Form of Rider for Individual Fixed and Variable
                            Annuity (2007GMDB-AR), incorporated herein by
                            reference to Exhibit 4(a)(a)(t) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(b)(e)     Form of Rider for Individual Fixed and Variable
                            Annuity (2006GWB - rev 5-07 NQ), incorporated
                            herein by reference to Exhibit 4 (a)(a)(u) to the
                            Registration Statement (File No. 333-05593), filed
                            January 30, 2007.

              (a)(b)(f)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2007DB-ACC), incorporated herein
                            by reference to Exhibit 4(a)(a)(v) to the
                            Registration Statement (File No. 333-05593), filed
                            January 30, 2007.

              (a)(b)(g)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2007DB-GWB), incorporated herein
                            by reference to Exhibit 4(a)(a)(w) to the
                            Registration Statement (File No. 333-05593), filed
                            January 30, 2007.

              (a)(b)(h)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2007NQ-ACC), incorporated herein
                            by reference to Exhibit 4(a)(a)(x) to the
                            Registration Statement (File No. 333-05593), filed
                            January 30, 2007.

              (a)(b)(i)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2007NQ-GWB), incorporated herein
                            by reference to Exhibit 4(a)(a)(y) to the
                            Registration Statement (File No. 333-05593), filed
                            January 30, 2007.

              (a)(b)(j)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2006IRA-ACC-rev 5-07),
                            incorporated herein by reference to Exhibit
                            4(a)(a)(z) to the Registration Statement (File
                            No. 333-05593), filed January 30, 2007.

              (a)(b)(k)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2006IRA-GWB - rev 5-07),
                            incorporated herein by reference to Exhibit
                            4(a)(b)(a) to the Registration Statement (File
                            No. 333-05593), filed January 30, 2007.

              (a)(b)(l)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2006ROTH-ACC - rev 5-07),

                                      C-9

                            incorporated herein by reference to Exhibit
                            4(a)(b)(b) to the Registration Statement (File
                            No. 333-05593), filed January 30, 2007.

              (a)(b)(m)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2006ROTH-GWB - rev 5-07),
                            incorporated herein by reference to Exhibit
                            4(a)(b)(c) to the Registration Statement (File
                            No. 333-05593), filed January 30, 2007.

              (a)(b)(n)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2007COO), incorporated herein by
                            reference to Exhibit 4(a)(b)(e) to the Registration
                            Statement (File No. 333-05593), filed January 30,
                            2007.

              (a)(b)(o)     Form of Endorsement for Individual Fixed and
                            Variable Annuity (2007PREDB), incorporated herein
                            by reference to Exhibit 4(a)(b)(f) to the
                            Registration Statement (File No. 333-05593), filed
                            January 30, 2007.

              (a)(b)(p)     Form of Guaranteed Withdrawal Benefit
                            (("GWB")(rev0208)) is incorporated herein by
                            reference to Exhibit 4.(a)(b)(g) to the
                            Registration Statement (File No. 333-05593) filed
                            on October 15, 2007.

              (a)(b)(q)     Form of Date Page Rider for Individual Fixed and
                            Variable Annuity (2007GWBL DP (rev (0208)) is
                            incorporated herein by reference to Exhibit
                            4.(a)(b)(h) to the Registration Statement (File
                            No. 333-05593) filed on April 23, 2008.

              (a)(b)(r)     Form of Guaranteed Withdrawal Benefit for Life
                            ("GWBL") Rider (No. 2008GWBL), previously filed
                            with this Registration Statement File No. 333-64749
                            on August 20, 2008.

              (a)(b)(s)     Form of Memorandum of Variable Material for Rider
                            Form Nos. 2008GWBL and 2008GMIB and Endorsement
                            2008ADOPT, previously filed with this Registration
                            Statement File No. 333-64749 on August 20, 2008.

              (a)(b)(t)     Form of Data Pages (No. 2008DP), previously filed
                            with this Registration Statement File No. 333-64749
                            on August 20, 2008.

              (a)(b)(u)     Form of Endorsement Applicable to the Right to Add
                            an Optional Guaranteed Withdrawal Benefit for Life
                            ("GWBL") or Guaranteed Minimum Income Benefit
                            ("GMIB") Rider (No. 2008ADOPT), previously filed
                            with this Registration Statement File No. 333-64749
                            on August 20, 2008.

              (a)(b)(v)     Form of Guaranteed Minimum Death Benefit Rider w/
                            Optional Reset (GMBD) (No. 2008GMDBOPR). Previously
                            filed with this Registration Statement File
                            No. 333-64749 on August 20, 2008.

              (a)(b)(w)     Form of Guaranteed Minimum Death Benefit Rider
                            (GMDB) (No. 2008GMDBSA), previously filed with this
                            Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(b)(x)     Form of Guaranteed Minimum Income Benefit ("GMIB")
                            Rider with Optional Reset of [6% / 6.5%] Roll Up to
                            Age [85] GMIB Benefit Base and Guaranteed
                            Withdrawal Benefit for Life Conversion Benefit (No.
                            2008GMIB), previously filed with this Registration
                            Statement File No. 333-64749 on August 20, 2008.

              (a)(b)(y)     Form of Endorsement Applicable to Credits Applied
                            to Annuity Account Value (No. 2008TRBNS),
                            previously filed with this Registration Statement
                            File No. 333-64749 on August 20, 2008.

              (a)(b)(z)     Form of Endorsement Applicable to the Deferment
                            Provision (No. 2008DEFER), previously filed with
                            this Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(a)     Form of Endorsement Applicable to IRA Contracts
                            (No. 2008IRA-ACC), previously filed with this
                            Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(b)     Form of Endorsement Applicable to Custodial
                            Contracts (No. 2008IRA-CSTDL-NS), previously filed
                            with this Registration Statement File No. 333-64749
                            on August 20, 2008.

              (a)(c)(c)     Form of Endorsement Applicable to IRA Contracts
                            (No. 2008IRA-GWB), previously filed with this
                            Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(d)     Form of Endorsement Applicable to ROTH-IRA
                            Contracts (No. 2008ROTH-ACC), previously filed with
                            this Registration Statement File No. 333-64749 on
                            August 20, 2008.

                                     C-10

              (a)(c)(e)     Form of Endorsement Applicable to ROTH-IRA
                            Contracts (No. 2008ROTH-GWB), previously filed with
                            this Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(f)     Form of Endorsement Applicable to SEP-IRA Contracts
                            (No. 2008SEPIRA-ACC), previously filed with this
                            Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(g)     Form of Endorsement Applicable to SEP-IRA Contracts
                            (No. 2008SEPIRA-GWB), previously filed with this
                            Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(h)     Form of Endorsement Applicable to Simple IRA
                            Contracts (No. 2008SIMIRA-ACC), previously filed
                            with this Registration Statement File No. 333-64749
                            on August 20, 2008.

              (a)(c)(i)     Form of Endorsement Applicable to Simple IRA
                            Contracts (No. 2008SIMIRA-GWB), previously filed
                            with this Registration Statement File No. 333-64749
                            on August 20, 2008.

              (a)(c)(j)     Form of Non-Spousal Beneficiary Continuation Option
                            (BCO) Tax-Qualified Retirement Plan Funds Direct
                            Rollover to Traditional IRA Endorsement (No.
                            2008TQNSBCO), previously filed with this
                            Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(k)     Form for use with Certificate Form No.
                            2006BASEA/2006BASEB or Contract Form No.
                            2006BASE-I-A/2006BASE-I-B (Depending on
                            Jurisdiction) Marketed as AXA Equitable's
                            "Accumulator Series 08" ("Accumulator",
                            "Accumulator Select", "Accumulator Plus" and
                            "Accumulator Elite", previously filed with this
                            Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(l)     Form of Data Pages (No. 2008DPPlus), previously
                            filed with this Registration Statement File
                            No. 333-64749 on August 20, 2008.

              (a)(c)(m)     Form of Revised Guaranteed Minimum Income Benefit
                            ("GMIB") Rider (also known as the Living Benefit)
                            JS06 GMIB1, previously filed with this Registration
                            Statement File No. 333-64749 on April 23, 2009.

              (a)(c)(n)     Form of Revised Guaranteed Minimum Income Benefit
                            ("GMIB") Rider (also known as the Living Benefit)
                            AND Guaranteed Minimum Death Benefit ("GMDB") Rider
                            JS06 GMIB2, previously filed with this Registration
                            Statement File No. 333-64749 on May 13, 2009.

              (a)(c)(o)     Form of Endorsement Applicable to the Right to Add
                            an Optional Guaranteed Minimum Income Benefit
                            ("GMIB") Rider, Form No. 2009ADOPT, previously
                            filed with this Registration Statement File
                            No. 333-64749 on May 13, 2009.

              (a)(c)(p)     Form of Endorsement Applicable to Investment
                            Options, Form No. 2009GOA, previously filed with
                            this Registration Statement File No. 333-64749 on
                            May 13, 2009.

              (a)(c)(q)     Form of Endorsement Applicable to Special Money
                            Market Dollar Cost Averaging, Form No. 2009MMSDCA,
                            filed with this Registration Statement File
                            No. 333-64749 on May 13, 2009.

              (a)(c)(r)     Form of Endorsement Applicable to GWBL Maturity
                            Date Annuity Benefit, Form No. 2009GWBLMD,
                            previously filed with this Registration Statement
                            File No. 333-64749 on May 13, 2009.

              (a)(c)(s)     Form of Endorsement Applicable to Section 6.02,
                            "Payment Upon Death", Form No. 2009DBENDO,
                            previously filed with this Registration Statement
                            File No. 333-64749 on May 13, 2009.

              (a)(c)(t)     Form of Guaranteed Minimum Death Benefit ("GMDB")
                            Rider Annual Ratchet to Age [85], Form
                            No. 2009GMDBAR, previously filed with this
                            Registration Statement File No. 333-64749 on
                            May 13, 2009.

              (a)(c)(u)     Form of Guaranteed Minimum Death Benefit Rider,
                            Form No. 2009GMDBOPR, previously filed with this
                            Registration Statement File No. 333-64749 on
                            May 13, 2009.

              (a)(c)(v)     Form of Guaranteed Minimum Income Benefit ("GMIB")
                            Rider with Optional Reset of [5%] Roll Up to Age
                            [85] GMIB Benefit Base and Guaranteed Withdrawal
                            Benefit for Life Conversion Benefit, Form
                            No. 2009GMIB, previously filed with this
                            Registration Statement File No. 333-64749 on
                            May 13, 2009.

              (a)(c)(w)     Form of Data Pages, Form No. 2009DPPLUS,

                                     C-11

                            previously filed with this Registration Statement
                            File No. 333-64749 on May 13, 2009.

              (a)(c)(x)     Form of Data Pages, Form No. 2009DPWVR, previously
                            filed with this Registration Statement File
                            No. 333-64749 on May 13, 2009.

              (a)(c)(y)     Form of Data Pages, Form No. 2009DP, previously
                            filed with this Registration Statement File
                            No. 333-64749 on May 13, 2009.

              (a)(c)(z)     Form of Endorsement Applicable to Traditional IRA
                            Contracts (ICC11IRA1), previously filed with this
                            Registration Statement File No. 333-64749 on August
                            5, 2011.

              (a)(d)(a)     Form of Endorsement Applicable to Qualified Defined
                            Contribution Plans (ICC11QP-DC1), previously filed
                            with this Registration Statement File No. 333-64749
                            on August 5, 2011.

              (a)(d)(b)     Form of Endorsement Applicable to Qualified Defined
                            Benefit Plans (ICC11QP-DB1), previously filed with
                            this Registration Statement File No. 333-64749 on
                            August 5, 2011.

              (a)(d)(c)     Form of Endorsement Applicable to Non-Qualified
                            Contracts (ICC11NQ1), previously filed with this
                            Registration Statement File No. 333-64749 on August
                            5, 2011.

              (a)(d)(d)     Form of Endorsement Applicable to ROTH-IRA
                            Contracts (ICC11ROTH1), previously filed with this
                            Registration Statement File No. 333-64749 on August
                            5, 2011.

              (a)(d)(e)(i)  Form of Endorsement Applicable to the Asset
                            Transfer Program ("ATP"), previously filed with
                            this Registration Statement File No. 333-64749 on
                            August 5, 2011.

              (a)(d)(e)(ii) Form of Endorsement Applicable to Allocation
                            (ICC11GOA), previously filed with this Registration
                            Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(f)     Form of Endorsement Applicable to Guaranteed
                            Interest Special Dollar Cost Averaging (ICC11SDCA),
                            previously filed with this Registration Statement
                            File No. 333-64749 on August 5, 2011.

              (a)(d)(g)     Form of Endorsement Applicable to Special Money
                            Market Dollar Cost Averaging (ICC11MMSDCA),
                            previously filed with this Registration Statement
                            File No. 333-64749 on August 5, 2011.

              (a)(d)(h)     Form of Data Pages - Table of Guaranteed Annuity
                            Payments (ICC11DP-TGAP-B), previously filed with
                            this Registration Statement File No. 333-64749 on
                            August 5, 2011.

              (a)(d)(i)     Form of Inherited Traditional IRA Beneficiary
                            Continuation Option (BCO) Endorsement
                            (ICC11INHIRA1), previously filed with this
                            Registration Statement File No. 333-64749 on August
                            5, 2011.

              (a)(d)(j)     Form of Inherited Roth IRA Beneficiary Continuation
                            Option (BCO) Endorsement (ICC11INHROTH1),
                            previously filed with this Registration Statement
                            File No. 333-64749 on August 5, 2011.

              (a)(d)(k)     Form of Guaranteed Minimum Income Benefit Rider [I-
                            Asset Allocation] with Guaranteed Withdrawal
                            Benefit for Life Conversion Benefit (ICC11GMIB),
                            previously filed with this Registration Statement
                            File No. 333-64749 on August 5, 2011.

              (a)(d)(l)     Form of "Greater of" Death Benefit Rider [I- Asset
                            Allocation] Greater of Annual Rollup to Age [85]
                            GMDB or Highest Anniversary Value to Age [85] GMDB
                            (ICC11GMDBGR), previously filed with this
                            Registration Statement File No. 333-64749 on August
                            5, 2011.

              (a)(d)(m)     Form of [Earnings Enhancement Benefit] Optional
                            Death Benefit Rider (ICC11EEB), previously filed
                            with this Registration Statement File No. 333-64749
                            on August 5, 2011.

              (a)(d)(n)(i)  Form of Highest Anniversary Value Death Benefit
                            Rider Highest Anniversary Value to Age [85] GMDB
                            (ICC11GMDBHAV), previously filed with this
                            Registration Statement File No. 333-64749 on August
                            5, 2011.

              (a)(d)(n)(ii) Form of Highest Anniversary Value Death Benefit
                            Rider Highest Anniversary Value to Age [85] GMDB
                            (ICC11GMDBHAV-IB), previously filed with this
                            Registration Statement File No. 333-64749 on August
                            5, 2011.

              (a)(d)(p)     Form of Data Pages, Form ICC11DPACC-C, previously
                            filed with this Registration Statement File
                            No. 333-64749 on August 5, 2011.

              (a)(d)(q)     Form of Data Pages, Form ICC11DPACC-CP, previously
                            filed with this Registration Statement File
                            No. 333-64749 on August 5, 2011.

              (a)(d)(r)     Form of Data Pages, Form ICC11DPACC-L, previously
                            filed with this Registration Statement File
                            No. 333-64749 on August 5, 2011.

              (a)(d)(s)     Form of Guaranteed Minimum Income Benefit Rider [I
                            - Asset Allocation] with Guaranteed Withdrawal
                            Benefit for Life Conversion Benefit, previously
                            filed with this Registration Statement File
                            No. 333-64749 on April 25, 2012.

              (a)(d)(t)     Form of Endorsement applicable to Termination of
                            Guaranteed Minimum Death Benefits (Form No.
                            2012GMDB-BO-1), incorporated herein by reference to
                            Exhibit 4(m)(m) to the Registration Statement (File
                            No. 33-83750) on Form N-4 filed April 24, 2013.

              (a)(d)(u)     Form of Endorsement Terminating the Guaranteed
                            Withdrawal Benefit for Life Rider and any
                            Applicable Guaranteed Minimum Death Benefit offered
                            thereunder (Form No. (2013GWBL-BO-I), incorporated
                            herein by reference to Exhibit 4(a)(c)(q) to the
                            Registration Statement (File No. 333-05593) on
                            Form N-4 filed on April 23, 2014.

              (a)(d)(v)     Form of Endorsement Terminating the Guaranteed
                            Withdrawal Benefit for Life Rider and any
                            Applicable Guaranteed Minimum Death Benefit
                            (2013GWBL-BO-G) offered thereunder, incorporated
                            herein by reference to Exhibit 4(a)(c)(r) to the
                            Registration Statement (File No. 333-05593) on
                            Form N-4 filed on April 23, 2014.

              (a)(d)(w)     Form of Endorsement Terminating the Guaranteed
                            Minimum Income Benefit and any Guaranteed Minimum
                            Death Benefit(s) offered thereunder
                            (2013GMIB-BO-I), incorporated herein by reference
                            to Exhibit 4(a)(c)(s) to the Registration Statement
                            (File No. 333-05593) on Form N-4 filed on April 23,
                            2014.

              (a)(d)(x)     Form of Endorsement Terminating the Guaranteed
                            Minimum Income Benefit and any Guaranteed Minimum
                            Death Benefit(s) (2013GMIB-BO-G) offered
                            thereunder, incorporated herein by reference to
                            Exhibit 4(a)(c)(t) to the Registration Statement
                            (File No. 333-05593) on Form N-4 filed on April 23,
                            2014.

              (a)(d)(y)     Endorsement Adding a Lump Sum Payment Option
                            (2014GMIB-LS-G), previously filed with this
                            Registration Statement File No. 333-64749 on
                            October 15, 2014.

              (a)(d)(z)     Endorsement Adding a Lump Sum Payment Option
                            (2014GMIB-LS-I), previously filed with this
                            Registration Statement File No. 333-64749 on
                            October 15, 2014.

              (a)(e)(a)     Endorsement Adding a Lump Sum Payment Option
                            (2014GMIB-W-LS-G) , previously filed with this
                            Registration Statement File No. 333-64749 on
                            October 15, 2014.

              (a)(e)(b)     Endorsement Adding a Lump Sum Payment Option
                            (2014-W-GMIB-LS-I) , previously filed with this
                            Registration Statement File No. 333-64749 on
                            October 15, 2014.

              (a)(e)(c)     Endorsement Adding a Lump Sum Payment Option
                            (2014GWBL-LS-G) , previously filed with this
                            Registration Statement File No. 333-64749 on
                            October 15, 2014.

              (a)(e)(d)     Endorsement Adding a Lump Sum Payment Option
                            (2014GWBL-LS-I) , previously filed with this
                            Registration Statement File No. 333-64749 on
                            October 15, 2014.

              (a)(e)(e)     Form of Endorsement applicable to the GMIB
                            Conversion Option (Form No. 2016GMIB-CO-G),
                            incorporated herein by reference to Registration
                            Statement on Form N-4 (File No. 333-05593)filed on
                            December 23, 2016.

              (a)(e)(f)     Form of Endorsement applicable to the GMIB
                            Conversion Option (Form No. 2016GMIB-CO-I),
                            incorporated herein by reference to Registration
                            Statement on Form N-4 (File No. 333-05593)filed on
                            December 23, 2016.

          5.  Applications.

              (a)           Form of Enrollment Form/Application for Equitable
                            Accumulator (IRA, NQ, and QP), incorporated herein
                            by reference to Exhibit 5(e) to Registration
                            Statement No. 333-05593, filed May 1, 1998.

              (b)           Form of application for Accumulator, Form
                            No.2002App01, incorporated herein by reference to
                            Exhibit 5(h) to the Registration Statement (File
                            No. 333-31131), filed March 8, 2002.

              (c)           Form of application for Accumulator, Form
                            No.2002App02, incorporated herein by reference to
                            Exhibit 5(i) to the Registration Statement (File
                            No. 333-31131), filed March 8, 2002.

              (d)           Form of application for Accumulator(R) Plus(SM),
                            Form No. 2004App02, previously filed with this
                            Registration Statement File No. 333-64749, on April
                            20, 2006.

                                     C-12

         (e)           Form of Application No. 2006 App 02, incorporated
                       herein by reference to Exhibit 5. (m) to the
                       Registration Statement (File No. 333-05593), filed
                       June 14, 2006.

         (f)           Form of Application No. 2006 App 01, incorporated
                       herein by reference to Exhibit 5. (n) to the
                       Registration Statement (File No. 333-05593), filed
                       June 14, 2006.

         (g)           Form of Application for Accumulator (2007App 01),
                       incorporated herein by reference to Exhibit 5 (o) to
                       the Registration Statement (File No. 333-05593), filed
                       January 30, 2007.

         (h)           Form of Application for Accumulator (2007App 02),
                       incorporated herein by reference to Exhibit 5 (p) to
                       the Registration Statement (File No. 333-05593), filed
                       January 30, 2007.

         (i)           Form of Application for Accumulator(R) PlusSM, Form
                       No. 2008 App 01 P, previously filed with this
                       Registration Statement File No. 333-64749 on
                       August 20, 2008.

         (j)           Form of Application for Accumulator(R) PlusSM, Form
                       No. 2008 App 02 P, previously filed with this
                       Registration Statement File No. 333-64749 on
                       August 20, 2008.

         (k)           Form of Application for Accumulator(R) Plus(SM), Form
                       No. 2009 App 01 P, previously filed with this
                       Registration Statement File No. 333-64749 on May 13,
                       2009.

         (l)           Form of Application for Accumulator(R) Plus(SM), Form
                       No. 2009 App 02 P, previously filed with this
                       Registration Statement File No. 333-64749 on May 13,
                       2009.

         (m)           Form of Flexible Premium Deferred Fixed and Variable
                       Annuity Contract (ICC11BASE1), previously filed with
                       this Registration Statement File No. 333-64749 on
                       August 5, 2011.

         (n)           Form of Flexible Premium Deferred Fixed and Variable
                       Annuity Contract (ICC11BASE2), previously filed with
                       this Registration Statement File No. 333-64749 on
                       August 5, 2011.

         (o)           Form of Application for an Individual Annuity
                       (ICC12APP01ACC11), previously filed with this
                       Registration Statement File No. 333-64749 on April 25,
                       2012.

         (p)           Form of Application for an Individual Annuity
                       (ICC12APP02ACC11), previously filed with this
                       Registration Statement File No. 333-64749 on April 25,
                       2012.

     6.  Depositor's Certificate of Incorporation and By-Laws.

         (a)           Restated Charter of AXA Equitable, as amended
                       August 31, 2010, incorporated herein by reference to
                       Registration Statement on Form N-4, (File No.
                       333-05593), filed on April 24, 2012.

         (b)           By-Laws of AXA Equitable, as amended September 7,
                       2004, incorporated herein by reference to Exhibit
                       No. 6.(c) to Registration Statement on Form N-4, (File
                       No. 333-05593), filed on April 20, 2006.

     7.  Reinsurance Contracts. Not Applicable.

     8.  Participation Agreements.

         (a)           Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable Life Insurance Company
                       ("AXA Equitable"), AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 is incorporated herein by
                       reference to Post-Effective Amendment No. 25 to the EQ
                       Advisor's Trust Registration Statement on Form N-1A
                       (File No. 333-17217 and 811-07953), filed on
                       February 7, 2003.

         (a)(a)        Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 28 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on February 10, 2004.

         (a)(b)        Amendment No. 2, dated July 9, 2004, to the Amended
                       and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 35 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on October 15, 2004.

         (a)(c)        Amendment No. 3, dated October 1, 2004, to the Amended
                       and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 35 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on October 15, 2004.

         (a)(d)        Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 37 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on April 7, 2005.

         (a)(e)        Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors, LLC
                       and AXA Advisors dated July 15, 2002 incorporated
                       herein by reference to Post-Effective Amendment No. 44
                       To the EQ Advisor's Trust Registration Statement (File
                       No. 333-17217) on Form N-1A filed on April 5, 2006.

         (a)(f)        Amendment No. 6, dated August 1, 2006, to the Amended
                       and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 51 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on February 2, 2007.

         (a)(g)        Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 53 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on April 27, 2007.

         (a)(h)        Amendment No. 8, dated January 1, 2008, to the Amended
                       and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 56 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on December 27, 2007.

         (a)(i)        Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 61 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on February 13, 2009.

         (a)(j)        Amendment No. 10, dated January 1, 2009, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors, LLC
                       and AXA Advisors dated July 15, 2002 incorporated
                       herein by reference to Post-Effective Amendment No. 64
                       To the EQ Advisor's Trust Registration Statement (File
                       No. 333-17217) on Form N-1A filed on March 16, 2009.

         (a)(xi)       Amendment No. 11, dated May 1, 2009, to the Amended
                       and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 67 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on April 15, 2009.

         (a)(xii)      Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors, LLC
                       and AXA Advisors dated July 15, 2002 incorporated
                       herein by reference to Post-Effective Amendment No. 70
                       To the EQ Advisor's Trust Registration Statement (File
                       No. 333-17217) on Form N-1A filed on January 21, 2010.

         (a)(xiii)     Amendment No. 13, dated August 16, 2010, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors, LLC
                       and AXA Advisors dated July 15, 2002 incorporated
                       herein by reference to Post-Effective Amendment No. 77
                       To the EQ Advisor's Trust Registration Statement (File
                       No. 333-17217) on Form N-1A filed on February 3, 2011.

         (a)(xiv)      Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors, LLC
                       and AXA Advisors dated July 15, 2002 incorporated
                       herein by reference to Post-Effective Amendment No. 77
                       To the EQ Advisor's Trust Registration Statement (File
                       No. 333-17217) on Form N-1A filed on February 3, 2011.

         (a)(xv)       Amendment No. 15, dated June 7, 2011 , to the Amended
                       and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference and/or previously filed with Post-Effective
                       Amendment No. 84 To the EQ Advisor's Trust
                       Registration Statement (File No. 333-17217) on
                       Form N-1A filed on August 17, 2011.

         (a)(xvi)      Amendment No. 16, dated April 30, 2012, to the Amended
                       and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable and AXA Distributors, LLC, dated
                       July 15,2002 incorporated herein by reference to
                       Post-Effective Amendment No. 96 to the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on February 7, 2012.

         (a)(b)        Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA
                       Distributors, LLC, dated May 23, 2012, incorporated
                       herein by reference to EQ Advisors Trust Registration
                       Statement on Form N-1A (File No. 333-17217) filed on
                       July 22, 2013.

         (a)(b)(i)     Amendment No. 1 dated as of June 4, 2013 to the Second
                       Amended and Restated Participation Agreement among the
                       Trust, AXA Equitable, FMG LLC and AXA Distributors,
                       LLC, dated May 23, 2012, incorporated herein by
                       reference to EQ Advisors Trust Registration Statement
                       on Form N-1A (File No. 333-17217) filed on July 22,
                       2013.

         (a)(b)(ii)    Amendment No. 2 dated as of October 21, 2013 to the
                       Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA
                       Distributors, LLC, dated May 23, 2012, incorporated
                       herein by reference to EQ Advisors Trust Registration
                       Statement on Form N-1A (File No. 333-17217) filed on
                       July 22, 2013.

         (a)(b)(iii)   Amendment No. 3, dated as of April 4, 2014 ("Amendment
                       No. 3"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No.
                       333-17217) filed on April 30, 2014.

         (a)(b)(iv)    Amendment No. 4, dated as of June 1, 2014 ("Amendment
                       No. 4"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No.
                       333-17217) filed on April 30, 2014.

         (a)(b)(v)     Amendment No. 5, dated as of July 16, 2014 ("Amendment
                       No. 5"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties") "),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No.
                       333-17217) filed on February 5, 2015.

         (a)(b)(vi)    Amendment No. 6, dated as of April 30, 2015
                       ("Amendment No. 6"), to the Second Amended and
                       Restated Participation Agreement, dated as of May 23,
                       2012, as amended ("Agreement"), by and among EQ
                       Advisors Trust ("Trust"), AXA Equitable Life Insurance
                       Company, AXA Equitable Funds Management Group, LLC and
                       AXA Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No.
                       333-17217) filed on April 17, 2015.

         (a)(b) (vii)  Amendment No. 7, dated as of December 21, 2015
                       ("Amendment No. 7"), to the Second Amended and
                       Restated Participation Agreement, dated as of May 23,
                       2012, as amended ("Agreement"), by and among EQ
                       Advisors Trust ("Trust"), AXA Equitable Life Insurance
                       Company, AXA Equitable Funds Management Group, LLC and
                       AXA Distributors, LLC (collectively, the "Parties")
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form 485 (a) (File No.
                       333-17217) filed on February 11, 2016.

         (a)(b)(viii)  Amendment No. 8, dated as of December 9, 2016
                       ("Amendment No. 8"), to the Second Amended and
                       Restated Participation Agreement, dated as of May 23,
                       2012, as amended ("Agreement"), by and among EQ
                       Advisors Trust ("Trust"), AXA Equitable Life Insurance
                       Company, AXA Equitable Funds Management Group, LLC and
                       AXA Distributors, LLC (collectively, the "Parties")
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form 485 (a) (File No.
                       333-17217) filed on January 31, 2017.

         (b)           Participation Agreement among AXA Premier VIP Trust,
                       AXA Equitable, AXA Advisors, AXA Distributors, LLC and
                       EDI dated as of December 3, 2001 incorporated herein
                       by reference to and/or previously filed with
                       Pre-Effective Amendment No. 1 to AXA Premier VIP Trust
                       Registration Statement (File No. 333-70754) on Form
                       N-1A filed on December 10, 2001.

         (b)(i)        Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust,
                       AXA Equitable, AXA Advisors, AXA Distributors, LLC and
                       EDI dated as of December 3, 2001 incorporated herein
                       by reference to Post-Effective Amendment No. 6 to AXA
                       Premier VIP Trust Registration Statement (File No.
                       333-70754) on Form N-1A filed on February 25, 2004.

         (b)(ii)       Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust,
                       AXA Equitable, AXA Advisors, AXA Distributors, LLC and
                       EDI dated as of December 3, 2001 incorporated herein
                       by reference to Post-Effective Amendment No. 16 to AXA
                       Premier VIP Trust Registration Statement (File No.
                       333-70754) on Form N-1A filed on June 1, 2006.

         (b)(iii)      Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust,
                       AXA Equitable, AXA Advisors, AXA Distributors, LLC and
                       EDI dated as of December 3, 2001 incorporated herein
                       by reference to Post-Effective Amendment No. 20 to AXA
                       Premier VIP Trust Registration Statement (File No.
                       333-70754) on Form N-1A filed on February 5, 2008.

         (b)(b)        Amended and Restated Participation Agreement among the
                       Registrant, AXA Equitable, FMG LLC and AXA
                       Distributors, LLC, dated as of May 23, 2012,
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form N-1/A (File No.
                       333-70754) filed on July 22, 2013.

         (b)(b)(i)     Amendment No. 1 dated as of October 21, 2013, to the
                       Amended and Restated Participation Agreement among the
                       Registrant, AXA Equitable, FMG LLC and AXA
                       Distributors, LLC, dated as of May 23, 2012,
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form N-1/A (File No.
                       333-70754) filed on October 2, 2013.

         (b)(b)(ii)    Amendment No. 2, dated as of April 18, 2014
                       ("Amendment No. 2") to the Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement") by and among AXA Premier VIP
                       Trust ("Trust"), AXA Equitable Life Insurance Company,
                       AXA Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form N-1/A (File No.
                       333-70754) filed on January 12, 2015.

         (b)(b)(iii)   Amendment No. 3, dated as of July 8, 2014 ("Amendment
                       No. 3") to the Amended and Restated Participation
                       Agreement, dated as of May 23, 2012, as amended
                       ("Agreement") by and among AXA Premier VIP Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form N-1/A (File No.
                       333-70754) filed on January 12, 2015.

         (b)(b)(iv)    Amendment No. 4, dated as of December 10, 2014
                       ("Amendment No. 4"), to the Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among AXA Premier VIP
                       Trust ("Trust"), AXA Equitable Life Insurance Company,
                       AXA Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form N-1/A (File No.
                       333-70754) filed on January 12, 2015.

         (b)(b)(v)     Amendment No. 5, dated as of September 26, 2015
                       ("Amendment No. 5"), to the Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among AXA Premier VIP
                       Trust ("Trust"), AXA Equitable Life Insurance Company,
                       AXA Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties")
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form 485 (b) (File No.
                       333-70754) filed on April 26, 2016.

     9.  Legal Opinion.

                       Opinion and Consent of Shane Daly, Esq., Vice
                       President and Associate General Counsel, filed
                       herewith.

                                     C-13

          10. Other Opinions.

              (a)         Consent of Independent Registered Public Accounting
                          Firm to be filed by amendment.

              (b)         Powers of Attorney, filed herewith.

          11. Omitted Financial Statements. Not applicable.

          12. Initial Capital Agreements. Not applicable.

          13. Redeemability Exemption. Not applicable.

                                     C-14

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira              Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

                                     C-15

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Senior Executive Director and Chief Human
                               Resources Officer

*Joshua E. Braverman           Senior Executive Director and Treasurer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Senior Executive Director and Chief Information
                               Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Brian Winikoff                Senior Executive Director and Head of U.S. Life,
                               Retirement and Wealth Management

*Adrienne Johnson              Senior Executive Director and Chief
                               Transformation Officer

*Kevin Molloy                  Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*Kathryn Ferrero               Senior Executive Director and Chief Marketing
                               Officer

*David Karr                    Senior Executive Director

*Dominique Baede               Managing Director

*Herve Balzano                 Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Patricia Louie                Managing Director and Associate General Counsel

*Carol Macaluso                Managing Director

*Laurent Marvy                 Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Prabha ("Mary") Ng            Managing Director

*Christine Nigro               Managing Director

*James O'Boyle                 Managing Director

*George Papazicos              Managing Director

*Robin Raju                    Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*John Rivett                   Managing Director

*Pamela Rosado                 Managing Director and Associate General Counsel

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*William M. Webster            Managing Director

                                     C-16

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

                 Separate Account No. 49 of AXA Equitable Life Insurance
Company (the "Separate Account") is a separate account of AXA Equitable Life
Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the
"Holding Company").

                 AXA owns 100% of the Holding Company's outstanding common
stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA
Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                 (a) The 2016/2017 AXA Group Organization Charts are
incorporated herein by reference to Exhibit 26(a) to Registration Statement
(File No. 333-216084) on Form N-4, filed August 25, 2017.

                 (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q2-2017 is incorporated herein by reference to Exhibit 26(b) to Registration
Statement (File No. 333-216084) on Form N-4 filed August 25, 2017.

                                     C-17

Item 27. Number of Contractowners

         As of July 31, 2017, there were 73,147 Qualified Contractholders and
         41,089 Non-Qualified Contractholders of the contracts offered by the
         Registrant under this registration statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable")
         provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees. (a) To
                the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                (i)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                     intestate, is or was a director, officer or employee of
                     the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                     intestate, serves or served any other organization in any
                     capacity at the request of the Company may be indemnified
                     by the Company; and

                (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                     (b)  To the extent permitted by the law of the State of
                          New York, the Company may provide for further
                          indemnification or advancement of expenses by
                          resolution of shareholders of the Company or the
                          Board of Directors, by amendment of these By-Laws, or
                          by agreement. (Business Corporation Law ss. 721-726;
                          Insurance Law ss. 1216)

                 The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance
Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance
Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                 To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA
Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)    Undertaking

                 Insofar as indemnification for liability arising under the
Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)  AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA
     Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 70 and FP of AXA Equitable, EQ Advisors
     Trust and AXA Premier VIP Trust, and of MONY America Variable Account A,
     MONY America Variable Account K and MONY America Variable Account L. In
     addition, AXA Advisors is the principal underwriter for AXA Equitable's
     Separate Accounts 45, 301, A and I. The principal business address of AXA
     Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas,
     NY, NY 10104.

(b)  Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

*James O'Boyle                     Senior Vice President

*Gerald J. Carroll                 Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Joshua Katz                       Vice President

*Christopher LaRussa               Vice President

*Jamie Milici                      Vice President

*David G. Rogers                   Vice President

*Samuel Schwartz                   Vice President

*Ruth Shorter                      Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 -------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board, Chief
                                   Executive Officer and Chief Retirement
                                   Savings Officer

*Kevin Molloy                      Senior Vice President and Director

*Ronald Herrmann                   Senior Vice President and Director

*Herve Balzano                     Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Windy Lawrence                    Senior Vice President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Senior Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Gerald J. Carroll                 Vice President

*Mathew Drummond                   Vice President

*Jacqueline Fabitore-Matheny       Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Grass                  Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*Catherine Luoma                   Vice President

*James S. O'Connor                 Vice President

*Matthew A. Schirripa              Vice President

*Samuel Schwartz                   Vice President

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Jonathan Zales                    Vice President

(c)  The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this
     Registration Statement is incorporated herein by reference.

                                     C-18

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the
Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020,
and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at
Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a)    to file a post-effective amendment to this registration
                statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the
                "contracts") may be accepted;

         (b)    to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c)    to deliver any Statement of Additional Information and any financial statements required to be made available under this
                Form promptly upon written or oral request.

                AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective
Contracts.

                The Registrant hereby represents that it is relying on the
November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                     C-19

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Registrant has duly caused this Amendment to the Registration
Statement to be signed on its behalf, in the City and State of New York, on this 8th day of September, 2017.

                                             SEPARATE ACCOUNT NO. 49 OF
                                             AXA EQUITABLE LIFE INSURANCE
                                             COMPANY
                                                        (Registrant)

                                             By:  AXA Equitable Life Insurance
                                                  Company
                                                        (Depositor)

                                             By:  /s/ Shane Daly
                                                  ------------------------------
                                                  Shane Daly
                                                  Vice President and Associate
                                                  General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of
 New York, on this 8th day of September, 2017.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of
1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Thomas Buberl                Bertram L. Scott
Barbara Fallon-Walsh         George Stansfield
Daniel G. Kaye               Richard C. Vaughan
Kristi A. Matus              Ramon de Oliveira
Mark Pearson

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      September 8, 2017

                                 EXHIBIT INDEX

EXHIBIT
NO.                                                 TAG VALUE
-------                                             ---------

 9      Opinion and Consent of Counsel              EX-99.9

 10(b)  Powers of Attorney                          EX-99.10b